Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	$ 17,425,813	$ 17,645,920
Less: impairment	901,923	914,955
Less: accumulated depreciation	5,936,038	5,358,480
Property, plant and equipment, net	10,587,852	11,372,485
Property and buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	11,464,247	11,606,914
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	5,304,738	5,367,205
Vehicle [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	187,476	218,326
Office and electric equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	151,449	143,481
Buildings improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, net gross	$ 317,903	$ 309,994